Fair Value Considerations (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Fair Value Considerations [Abstract]
Summary of fair value on a recurring basis
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
December 31, 2017
LIABILITIES
Warrant derivative liability	$-	$-	$3,300,000	$3,300,000
Contingent consideration	$-	$-	$8,013,000	$8,013,000

June 30, 2017
LIABILITIES
Warrant derivative liability	$-	$-	$-	$-
Contingent consideration	$-	$-	$7,648,000	$7,648,000

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
June 30, 2017
ASSETS
Investment in Acerus	$-	$-	$-	$-

LIABILITIES
Warrant derivative liability	$-	$-	$-	$-
Contingent consideration	$-	$-	$7,648,000	$7,648,000

June 30, 2016
ASSETS
Investment in Acerus	$1,041,000	$-	$-	$1,041,000

LIABILITIES
Warrant derivative liability	$-	$-	$276,000	$276,000
Contingent consideration	$-	$-	$3,869,000	$3,869,000

Summary of significant assumptions in valuing the warrant derivative liability
	December 31, 2017	At Issuance
Warrants:
Volatility	177.1%	188.0%
Equivalent term (years)	4.63	5.00
Risk-free interest rate	2.16%	1.83%
Dividend yield	0.00%	0.00%

	February 28, 2017	June 30, 2016
Warrants:
Volatility	160.7%	75.0%
Equivalent term (years)	4.18	4.84
Risk-free interest rate	1.87%	0.99%
Dividend yield	0.00%	0.00%

Summary of reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair valued hierarchy
Derivative Instruments

Balance as of June 30, 2017	$-
Warrant issuances	4,118,000
Change in fair value included in earnings	(818,000)
Balance as of December 31, 2017	$3,300,000

Derivative Instruments

Balance as of June 30, 2016	$276,000
Warrant issuances	-
Change in fair value included in earnings (February 28, 2017)	(213,000)
Reclassification of warrant from liability to equity upon amendment	(63,000)
Balance as of June 30, 2017	$-

Summary of changes in the contingent consideration
Contingent Consideration

Balance as of June 30, 2017	$7,648,000
Increase due to accretion	384,000
Decrease due to contractual payment	(19,000)
Balance as of December 31, 2017	$8,013,000